Common Stock and Equity-Based Compensation - Assumptions Used for Valuing Option Grants (Details) - UGI Stock Option Awards	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Weighted average assumptions used to determine the fair value of UGI Performance Unit awards and related compensation costs
Expected life of option	6 years	5 years 9 months	5 years 9 months
Weighted average volatility (as a percent)	17.50%	19.80%	19.50%
Weighted average dividend yield (as a percent)	2.10%	2.10%	2.60%
Expected volatility (as a percent)	17.50%	19.80%	19.30%
Expected dividend yield (as a percent)	2.10%	2.10%	2.60%
Minimum
Weighted average assumptions used to determine the fair value of UGI Performance Unit awards and related compensation costs
Risk-free rate	2.20%	1.80%	1.20%
Maximum
Weighted average assumptions used to determine the fair value of UGI Performance Unit awards and related compensation costs
Risk-free rate	2.90%	2.10%	1.90%